INVENTORIES, NET	6 Months Ended
Jun. 30, 2019
INVENTORIES, NET
INVENTORIES, NET

NOTE 3:       INVENTORIES, NET

	June 30,	December 31,
	2019	2018
	$	$

Raw materials, parts and supplies	1,060	1,105
Finished products	2,141	2,064

	3,201	3,169

As of June 30, 2019 and December 31, 2018, inventory is presented net of write offs for slow inventory in the amount of approximately $1,527 and $1,527, respectively.